Basis of Presentation and Principles of Consolidation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unevaluated Oil and Gas Properties	$ 178,958		$ 178,958		$ 165,503
Interest Expense	5,826	1,583	9,831	3,322
Changes in accounts payable and accrued expenses			10,353	9,671
Reclassification from Wells and Facilities in Progress
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unevaluated Oil and Gas Properties					3,900
Reclassification from Depreciation, Depletion, Amortization and Accretion
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Interest Expense		300		600
Reclassification from Changes in Other Assets and Liabilities
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in accounts payable and accrued expenses				$ 3,900